RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 14, 2020	Jan. 31, 2018	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Sep. 16, 2019
Operating Expenses			$ 1,699,878	$ 2,175,855	$ 3,132,861	$ 3,269,812	$ 5,784,408	$ 5,699,845
Due to related party			320,486		320,486		112,062	247,366
Payments to Acquire Businesses, Gross						250,000	250,000
Notes payable			3,873,513		3,873,513		4,023,358	3,491,766
Proceeds from Related Party Debt					229,426	$ 116,238	299,280	366,943
Asset Purchase Agreement [Member] | DMB Group LLC [Member]
Notes payable							0	405,382	$ 940,000
Repayments of Notes Payable							124,985	281,638
Interest expenses							1,240	9,992
Series A Preferred Stock [Member] | Share Settlement Agreement [Member]
Stock Issued During Period, Shares, New Issues	144,000
Mr. Remillard [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares		100
Mr. Remillard [Member] | Myriad Software Productions, LLC [Member]
Business Combination, Consideration Transferred		$ 1,500,000
Payments to Acquire Businesses, Gross		50,000
Business Combination, Consideration Transferred, Liabilities Incurred		250,000
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable		$ 1,200,000
Related Party [Member]
Due to related party			$ 320,488		320,488		112,062	247,366
Related Party [Member] | Asset Purchase Agreement [Member] | DMB Group LLC [Member]
Due to related party									$ 97,689
Myriad Software Productions, LLC [Member] | Mr. Remillard [Member]
Equity Method Investment, Ownership Percentage		100.00%
Chief Executive Officer [Member]
Proceeds from Loans					19,700
Operating Expenses					68,942		167,653	135,793
Repayments of Debt					21,000		602,237	399,169
Proceeds from Related Party Debt							$ 299,281	$ 231,150
Chief Financial Officer [Member]
Proceeds from Loans					$ 150,000